STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Investments, at fair value:
Investments at fair value	$ 1,088,463,761	$ 1,083,547,271
Fully benefit-responsive investment contract, at contract value	43,004,479	50,170,188
Total investments	1,131,468,240	1,133,717,459
Receivables:
Employer contributions	27,806,355	28,056,876
Notes receivable from participants	9,514,568	9,022,973
Total receivables	37,320,923	37,079,849
NET ASSETS AVAILABLE FOR BENEFITS	1,168,789,163	1,170,797,308
Mutual Funds
Investments, at fair value:
Investments at fair value	141,590,190	230,521,808
Common/Collective Trusts
Investments, at fair value:
Investments at fair value	810,194,224	792,457,161
Pooled separate account
Investments, at fair value:
Investments at fair value	83,647,113	0
Viasat, Inc. Common Stock
Investments, at fair value:
Investments at fair value	32,187,114	40,287,626
Self-directed Brokerage Accounts
Investments, at fair value:
Investments at fair value	$ 20,845,120	$ 20,280,676